Cover	Aug. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2021
Entity File Number	333-209325
Entity Registrant Name	BRAIN SCIENTIFIC INC.
Entity Central Index Key	0001662382
Entity Tax Identification Number	81-0876714
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	125 Wilbur Place
Entity Address, Address Line Two	Suite 170
Entity Address, City or Town	Bohemia
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11716
City Area Code	(917)
Local Phone Number	388-1578
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Not applicable
Trading Symbol	Not applicable
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true